RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Remuneration of directors and key management personnel [Abstract]
Consulting fees	$ 0	$ 0	$ 372,066
Management fees	714,346	1,808,250	305,158
Salaries and wages	75,000	78,751	0
Share-based compensation	0	231,016	295,786
Directors and key management personnel remuneration	789,346	2,118,017	$ 973,010
Accounts payable owed to directors and officers	$ 576,942	$ 112,128